CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Operating activities
Net profit	$ 2,375	$ 82,088	$ 33,878	$ 46,977
Adjustments for:
Income tax expenses	657	7,424	4,517	13,189
Depreciation of property, plant and equipment	251	3,800	4,679	2,711
Amortization of intangible assets	6	97	67	84
Depreciation of right-of-use assets	140	1,030	1,620	1,412
Loss/(gain) on disposal of property, plant and equipment	0	(357)		111
(Reversal of)/allowance for inventories obsolescence	(6)	(335)	(780)	571
(Reversal of)/allowance for expected credit losses		(3)	(81)	121
Finance costs	200	915	404	284
Finance income	(74)	(55)	(3,593)	(339)
Net gain on fair value changes of financial liabilities at fair value through profit or loss	0	0	(413)	0
Loss/(gain) on unrealized foreign exchange	134	(793)	347	493
Gain on bargain purchase		(49,429)
Changes in operating assets and liabilities:
Trade receivables	(2,727)	(17,961)	(5,407)	18,975
Contract assets	1,139	(1,505)	(749)	764
Inventories	(360)	(20,817)	16,165	(2,329)
Prepayment and other assets	(1,219)	418	(2,401)	809
Trade receivables due from related parties	(428)	284
Trade and other payables	(2,224)	26,157	12,576	(32,239)
Employee benefits obligation	24	11	516	59
Changes in operating assets and liabilities	(2,112)	30,969	61,345	51,653
Interest received	74	55	3,593	339
Income taxes refund			2,398
Income taxes paid	(852)	(6,979)	(13,218)	(11,490)
Net cash provided by/(used in) operating activities	(2,890)	24,045	54,118	40,502
Investing activities
Proceeds from sale of property, plant and equipment		698	2
Cash payment for management buyout		(2,000)
Acquisition of property, plant and equipment	(1,200)	(3,238)	(1,114)	(2,863)
Acquisition of intangible asset		(11)	(523)
(Loan to)/repayment from related parties	20,981	(1,585)	(400)	1
Net cash (used in)/provided by investing activities	19,781	(6,136)	(2,035)	(2,862)
Financing activities
Proceeds from issuance of ordinary shares			30,583
Payment of offering cost			(1,731)
Advances from potential investors		5,000
Proceeds from loans and borrowings	874
Proceeds from loans from related parties	8,845
Repayment of loans from related parties	(28,038)
Repayment of loans and borrowings		(3,874)		(6,504)
Interest paid	(200)	(211)	(404)	(253)
Payment of lease liabilities	(197)	(824)	(1,468)	(1,302)
Net cash provided by/(used in) financing activities	(18,716)	91	26,980	(8,059)
Effect of foreign exchange on cash, cash equivalents and restricted cash	(75)	(2,473)	(592)	820
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,900)	15,527	78,471	30,401
Cash, cash equivalents and restricted cash at beginning of year/period	31,803	29,903	75,831	45,430
Cash, cash equivalents and restricted cash at end of year/period	29,903	45,430	154,302	75,831
Less: Restricted cash, non-current	1,150	367	340	1,189
Less: Restricted cash, current	1,087	1,593	1,977	1,692
Cash and cash equivalents at end of year/period	$ 27,666	$ 43,470	$ 151,985	$ 72,950